Leases	12 Months Ended
Dec. 31, 2025
Leases, Operating [Abstract]
LEASES

NOTE 8 – LEASES

The Company has two related party leases for the land and building where it operates:

Lease #1: A 20-year lease with no option to renew, and the Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. After paid part of the 20-year lease payment, the Company secured the right to use of property, and the lessor, Wenzhou Ailefu Technology Co., Ltd (“Ailefu”), provided the leased assets as guarantee for the Company to apply bank loan, and the lease payment for the future 20 years have been prepaid. The Company sub-leases part of the property and uses rental income to cover part or all the interest expense on the bank loan. The related bank loan is disclosed in Note 13 – Long-term Loans. Rental income from the sublease is disclosed in Note 23 – Rental Income, Net. Relation between the Company and Ailefu is disclosed in Note 26 – Related Party Transactions.

Lease #2: A two-year lease with option to renew. The Company pays the full rent at the beginning of the lease, and the related transaction is disclosed in Note 26 – Related Party Transactions.

During the 2025 and 2024 fiscal years, the lease expenses were $689,181 and $689,922, respectively. The ending balances of right of use assets were $6,032,330 and $6,457,903 as of December 31, 2025 and 2024, respectively.